Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 231,942	$ 216,316	$ 225,492
Other comprehensive income (loss), net of taxes
Unrealized net gains (losses) on translation of net investment in foreign operations	6,419	(713)	222
Net changes on investments transferred to held-to-maturity	7,895	8,148	9,145
Unrealized net gains (losses) on available-for-sale investments	73,988	635	57,435
Employee benefit plans adjustments	2,958	6,713	452
Other comprehensive income (loss), net of taxes	91,260	14,783	67,254
Total comprehensive income (loss)	$ 323,202	$ 231,099	$ 292,746